UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: October 31, 2010

ITEM 1.	SCHEDULES OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON LIFESTYLE ALLOCATION 100%

LEGG MASON LIFESTYLE ALLOCATION 85%

LEGG MASON LIFESTYLE ALLOCATION 70%

LEGG MASON LIFESTYLE ALLOCATION 50%

LEGG MASON LIFESTYLE ALLOCATION 30%

FORM N-Q

October 31, 2010

LEGG MASON LIFESTYLE ALLOCATION 100%

Schedules of investments (unaudited)	October 31, 2010

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.8%
Legg Mason Capital Management Value Trust, Inc., Class I Shares	174,786	$7,688,838
Legg Mason Global Trust, Inc. - Legg Mason Batterymarch International Equity Trust, Class IS Shares	658,907	8,625,092
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	1,294,977	12,872,076
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	64,074	6,877,090	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	949,468	12,542,467
Legg Mason ClearBridge Fundamental All Cap Value Fund, Class IS Shares	517,983	6,759,684
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	417,663	8,641,449	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	400,312	6,497,063	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	1,014,079	8,538,545
The Royce Fund - Royce Value Fund, Institutional Class Shares	568,364	6,490,722	*

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $78,942,937)		85,533,026

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $79,929,000 joint tri-party repurchase agreement dated 10/29/10 with Barclays Capital Inc.; Proceeds at maturity - $143,003; (Fully collateralized by U.S. government obligations, 1.375% due 1/15/13; Market value - $145,860) (Cost - $143,000)	0.220%	11/1/10	$143,000	143,000

TOTAL INVESTMENTS - 100.0% (Cost - $79,085,937#)				85,676,026
Liabilities in Excess of Other Assets - 0.0%				(20,982)

TOTAL NET ASSETS - 100.0%				$85,655,044

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

LEGG MASON LIFESTYLE ALLOCATION 85%

Schedules of investments (unaudited) (cont’d)	October 31, 2010

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.9%
Legg Mason Capital Management Value Trust, Inc., Class I Shares	893,979	$39,326,157
Legg Mason Global Trust, Inc. - Legg Mason Batterymarch International Equity Trust, Class IS Shares	4,250,136	55,634,277
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	7,914,025	78,665,408
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	350,073	37,573,287	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	5,706,078	75,377,293
Legg Mason ClearBridge Fundamental All Cap Value Fund, Class IS Shares	2,548,785	33,261,643
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	1,379,086	28,533,291	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	2,804,533	45,517,574	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	6,564,331	55,271,664
The Royce Fund - Royce Value Fund, Institutional Class Shares	3,931,147	44,893,704	*
Western Asset Funds, Inc.:
Western Asset Absolute Return Portfolio, Class IS Shares	2,511,467	25,792,767
Western Asset Core Plus Bond Portfolio, Class IS Shares	997,778	10,985,532
Western Asset High Yield Portfolio, Class IS Shares	3,142,020	27,932,559

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $535,980,079)		558,765,156

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $50,000,000 joint tri-party repurchase agreement dated 10/29/10 with Deutsche Bank Securities Inc.; Proceeds at maturity - $639,011; (Fully collateralized by various U.S. government agency obligations, 0.000% to 3.500% due 11/1/10 to 8/17/20; Market value - $651,782)	0.210%	11/1/10	$639,000	639,000
Interest in $79,929,000 joint tri-party repurchase agreement dated 10/29/10 with Barclays Capital Inc.; Proceeds at maturity - $640,012; (Fully collateralized by U.S. government obligations, 1.375% due 1/15/13; Market value - $652,801)	0.220%	11/1/10	640,000	640,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,279,000)				1,279,000

TOTAL INVESTMENTS - 100.1% (Cost - $537,259,079#)				560,044,156
Liabilities in Excess of Other Assets - (0.1)%				(557,641)

TOTAL NET ASSETS - 100.0%				$559,486,515

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

LEGG MASON LIFESTYLE ALLOCATION 70%

Schedules of investments (unaudited) (cont’d)	October 31, 2010

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.9%
Legg Mason Capital Management Value Trust, Inc., Class I Shares	735,070	$32,335,717
Legg Mason Global Trust, Inc. - Legg Mason Batterymarch International Equity Trust, Class IS Shares	2,624,141	34,350,012
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	5,121,120	50,903,930
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	284,308	30,514,796	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	4,002,513	52,873,198
Legg Mason ClearBridge Fundamental All Cap Value Fund, Class IS Shares	2,120,020	27,666,258
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	1,122,156	23,217,413	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	1,609,944	26,129,396	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	4,042,510	34,037,938
The Royce Fund - Royce Value Fund, Institutional Class Shares	2,229,210	25,457,578	*
Western Asset Funds, Inc.:
Western Asset Absolute Return Portfolio, Class IS Shares	4,813,435	49,433,976
Western Asset Core Plus Bond Portfolio, Class IS Shares	4,430,871	48,783,888
Western Asset High Yield Portfolio, Class IS Shares	2,598,374	23,099,546

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $445,412,833)		458,803,646

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $50,000,000 joint tri-party repurchase agreement dated 10/29/10 with Deutche Bank Securities Inc.; Proceeds at maturity - $847,015; (Fully collateralized by various U.S. government agency obligations, 0.000% to 3.500% due 11/1/10 to 8/17/20; Market value - $863,943) (Cost - $847,000)	0.210%	11/1/10	$847,000	847,000

TOTAL INVESTMENTS - 100.1% (Cost - $446,259,833#)				459,650,646
Liabilities in Excess of Other Assets - (0.1)%				(470,297)

TOTAL NET ASSETS - 100.0%				$459,180,349

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

LEGG MASON LIFESTYLE ALLOCATION 50%

Schedules of investments (unaudited) (cont’d)	October 31, 2010

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 100.2%
Legg Mason Capital Management Value Trust, Inc., Class I Shares	405,892	$17,855,184
Legg Mason Global Trust, Inc. - Legg Mason Batterymarch International Equity Trust, Class IS Shares	1,148,445	15,033,141
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	2,112,192	20,995,184
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	153,652	16,491,508	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	1,467,129	19,380,771
Legg Mason ClearBridge Fundamental All Cap Value Fund, Class IS Shares	1,139,368	14,868,749
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	727,401	15,049,917	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	742,986	12,058,662	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	1,765,543	14,865,873
The Royce Fund - Royce Value Fund, Institutional Class Shares	1,055,688	12,055,953	*
Western Asset Funds, Inc.:
Western Asset Absolute Return Portfolio, Class IS Shares	3,929,340	40,354,317
Western Asset Core Plus Bond Portfolio, Class IS Shares	6,838,868	75,295,935
Western Asset High Yield Portfolio, Class IS Shares	2,349,640	20,888,300

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $270,170,114)		295,193,494

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Interest in $50,000,000 joint tri-party repurchase agreement dated 10/29/10 with Deutsche Bank Securities Inc.; Proceeds at maturity - $813,014; (Fully collateralized by various U.S. government agency obligations, 0.000% to 3.500% due 11/1/10 to 8/17/20; Market value - $829,263) (Cost - $813,000)	0.210%	11/1/10	$813,000	813,000

TOTAL INVESTMENTS - 100.5% (Cost - $270,983,114#)				296,006,494
Liabilities in Excess of Other Assets - (0.5)%				(1,573,627)

TOTAL NET ASSETS - 100.0%				$294,432,867

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

LEGG MASON LIFESTYLE ALLOCATION 30%

Schedules of investments (unaudited) (cont’d)	October 31, 2010

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 100.0%
Legg Mason Capital Management Value Trust, Inc., Class I Shares	220,295	$9,690,763
Legg Mason Global Trust, Inc. - Legg Mason Batterymarch International Equity Trust, Class IS Shares	685,990	8,979,608
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	898,486	8,930,947
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	734,455	9,702,153
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	285,691	5,910,947	*
The Royce Fund - Royce Value Fund, Institutional Class Shares	531,306	6,067,509	*
Western Asset Funds, Inc.:
Western Asset Absolute Return Portfolio, Class IS Shares	2,116,042	21,731,756
Western Asset Core Plus Bond Portfolio, Class IS Shares	5,542,281	61,020,512
Western Asset High Yield Portfolio, Class IS Shares	1,674,258	14,884,155

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $131,687,851)		146,918,350

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $50,000,000 joint tri-party repurchase agreement dated 10/29/10 with Deutsche Bank Securities Inc.; Proceeds at maturity - $283,005; (Fully collateralized by various U.S. government agency obligations, 0.000% to 3.500% due 11/1/10 to 8/17/20; Market value - $288,661) (Cost - $283,000)	0.210%	11/1/10	$283,000	283,000

TOTAL INVESTMENTS - 100.2% (Cost - $131,970,851#)				147,201,350
Liabilities in Excess of Other Assets - (0.2)%				(336,817)

TOTAL NET ASSETS - 100.0%				$146,864,533

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Lifestyle Allocation 100% (“Allocation 100%), Legg Mason Lifestyle Allocation 85% (“Allocation 85%), Legg Mason Lifestyle Allocation 70% (“Allocation 70%), Legg Mason Lifestyle Allocation 50% (“Allocation 50%) and Legg Mason Lifestyle Allocation 30% (“Allocation 30%) (collectively, the “Funds”) are separate non-diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”).

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Funds have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Allocation 100%
Investments in Underlying Funds†	$85,533,026	—	—	$85,533,026

Short-term investments†	—	$143,000	—	143,000

Total investments	$85,533,026	$143,000	—	$85,676,026

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Allocation 85%
Investments in Underlying Funds†	$558,765,156	—	—	$558,765,156

Short-term investments†	—	$1,279,000	—	1,279,000

Total investments	$558,765,156	$1,279,000	—	$560,044,156

†	See Schedule of Investments for additional detailed categorizations.

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	T OTAL
Allocation 70%
Investments in Underlying Funds†	$458,803,646	—	—	$458,803,646

Short-term investments†	—	$847,000	—	847,000

Total investments	$458,803,646	$847,000	—	$459,650,646

†	See Schedule of Investments for additional detailed categorizations.

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Allocation 50%
Investments in Underlying Funds†	$295,193,494	—	—	$295,193,494

Short-term investments†	—	$813,000	—	813,000

Total investments	$295,193,494	$813,000	—	$296,006,494

†	See Schedule of Investments for additional detailed categorizations.

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Allocation 30%
Investments in Underlying Funds†	$146,918,350	—	—	$146,918,350

Short-term investments†	—	$283,000	—	283,000

Total investments	$146,918,350	$283,000	—	$147,201,350

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights

Notes to Schedule of Investments (unaudited) (continued)

or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Grossg Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Allocation 100%	$6,929,839	$(339,750)	$6,590,089
Allocation 85%	50,823,068	(28,037,991)	22,785,077
Allocation 70%	34,197,996	(20,807,183)	13,390,813
Allocation 50%	26,067,639	(1,044,259)	25,023,380
Allocation 30%	15,230,499	—	15,230,499

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The Funds may not invest directly in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: December 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: December 21, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: December 21, 2010